Income taxes - Reconciliation (Details)	2 Months Ended	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Taxes
Effective rate		15.70%	6.00%	13.80%	5.70%
Jefferson Capital, Inc. before the business combination
Income Taxes
U.S. Federal provision	21.00%
State and local income taxes, net of federal income tax benefit	3.00%
Effective rate	24.00%